16. Trade payables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfTradePayableLineItems [Line Items]
Trade payables	R$ 8,128	R$ 7,232
Product suppliers
DisclosureOfTradePayableLineItems [Line Items]
Trade payables	8,554	7,763
Service suppliers
DisclosureOfTradePayableLineItems [Line Items]
Trade payables	412	320
Bonuses from vendors
DisclosureOfTradePayableLineItems [Line Items]
Trade payables	R$ (838)	R$ (851)